Portfolio of Investments March 31, 2026
JCE
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.9%
263955524 COMMON STOCKS - 98 .5% 263955524
AUTOMOBILES & COMPONENTS - 1.4%
9,760 (a) Tesla, Inc $ 3,628,280
TOTAL AUTOMOBILES & COMPONENTS 3,628,280
BANKS - 4.0%
55,285 Bank of America Corp 2,695,144
23,480 Citigroup, Inc 2,662,867
18,110 JPMorgan Chase & Co 5,327,238
290 Western Alliance Bancorp 20,546
TOTAL BANKS 10,705,795
CAPITAL GOODS - 7.5%
11,580 3M Co 1,681,763
1,680 Acuity, Inc 470,769
7,280 AMETEK, Inc 1,560,541
940 Crane Co 160,740
800 (a) Everus Construction Group, Inc 94,448
4,780 General Dynamics Corp 1,640,592
180 General Electric Co 51,079
7,960 Honeywell International, Inc 1,799,199
4,220 Lockheed Martin Corp 2,550,526
3,130 Northrop Grumman Corp 2,135,411
12,480 nVent Electric plc 1,476,134
12,460 Otis Worldwide Corp 960,417
2,050 Parker-Hannifin Corp 1,835,242
13,590 RTX Corp 2,621,511
4,620 Vertiv Holdings Co, Class A 1,157,680
TOTAL CAPITAL GOODS 20,196,052
COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
2,800 Cintas Corp 473,592
35,960 Genpact Ltd 1,339,510
6,980 SS&C Technologies Holdings, Inc 471,638
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 2,284,740
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 7.4%
55,280 (a),(b) Amazon.com, Inc 11,513,165
54,160 (a) Chewy, Inc, Class A 1,462,320
5,120 (a) Coupang, Inc 96,666
8,290 Home Depot, Inc 2,726,498
10,890 Ross Stores, Inc 2,359,101
9,870 TJX Cos, Inc 1,576,239
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 19,733,989
CONSUMER DURABLES & APPAREL - 0.5%
12,330 (a) Deckers Outdoor Corp 1,234,110
TOTAL CONSUMER DURABLES & APPAREL 1,234,110
CONSUMER SERVICES - 1.0%
7,960 (a) Airbnb, Inc, Class A 1,005,189
250 Booking Holdings, Inc 1,052,580
1,390 Domino's Pizza, Inc 498,718
3,170 (a) DraftKings, Inc, Class A 68,536
3,580 Las Vegas Sands Corp 192,890
TOTAL CONSUMER SERVICES 2,817,913
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.7%
530 Costco Wholesale Corp 528,108
31,567 Walmart, Inc 3,923,147
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 4,451,255
ENERGY - 3.3%
8,530 Baker Hughes Co 520,756
1,420 Chevron Corp 293,798
8,280 Exxon Mobil Corp 1,404,785
32,920 HF Sinclair Corp 2,053,879

Portfolio of Investments March 31, 2026
(continued)
JCE

SHARES DESCRIPTION VALUE
ENERGY (continued)
5,260 Ovintiv, Inc $ 312,233
11,860 Phillips 66 2,160,655
8,600 Valero Energy Corp 2,124,888
TOTAL ENERGY 8,870,994
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.7%
12,320 Kilroy Realty Corp 347,547
57,280 VICI Properties, Inc 1,564,890
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 1,912,437
FINANCIAL SERVICES - 8.0%
3,510 Ameriprise Financial, Inc 1,559,844
5,990 (a) Berkshire Hathaway, Inc, Class B 2,870,408
2,150 BlackRock, Inc 2,067,676
10,770 Blackstone, Inc 1,238,442
21,530 Charles Schwab Corp 2,023,389
27,980 Fidelity National Information Services, Inc 1,312,542
11,370 Intercontinental Exchange, Inc 1,788,274
560 KKR & Co, Inc 51,800
1,191 Mastercard, Inc, Class A 595,095
13,660 Morgan Stanley 2,248,026
5,280 Northern Trust Corp 736,930
5,070 S&P Global, Inc 2,156,474
9,650 Visa, Inc, Class A 2,916,616
TOTAL FINANCIAL SERVICES 21,565,516
FOOD, BEVERAGE & TOBACCO - 1.6%
15,400 PepsiCo, Inc 2,391,466
29,700 Tyson Foods, Inc, Class A 1,902,879
TOTAL FOOD, BEVERAGE & TOBACCO 4,294,345
HEALTH CARE EQUIPMENT & SERVICES - 3.6%
27,010 (a) Boston Scientific Corp 1,694,878
11,070 Cardinal Health, Inc 2,339,202
51,480 (a) Centene Corp 1,685,455
10,160 CVS Health Corp 729,691
2,060 (a) IDEXX Laboratories, Inc 1,157,493
750 (a) Inspire Medical Systems, Inc 38,685
4,640 (a) Intuitive Surgical, Inc 2,138,994
TOTAL HEALTH CARE EQUIPMENT & SERVICES 9,784,398
HOUSEHOLD & PERSONAL PRODUCTS - 0.5%
13,040 (a) BellRing Brands, Inc 209,813
7,320 Procter & Gamble Co 1,057,301
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 1,267,114
INSURANCE - 1.3%
20,860 American International Group, Inc 1,569,715
16,060 Kemper Corp 490,793
630 White Mountains Insurance Group Ltd 1,384,085
TOTAL INSURANCE 3,444,593
MATERIALS - 1.1%
15,180 AngloGold Ashanti PLC 1,477,925
9,010 Crown Holdings, Inc 903,252
5,450 Newmont Corp 589,963
TOTAL MATERIALS 2,971,140
MEDIA & ENTERTAINMENT - 10.3%
28,140 (b) Alphabet, Inc, Class A 8,091,938
29,060 (b) Alphabet, Inc, Class C 8,336,152
22,710 (a) DoubleVerify Holdings, Inc 215,745
11,030 (a) Liberty Media Corp-Liberty Formula One, Class C 937,771
9,470 Meta Platforms, Inc 5,418,071
37,780 (a) NetFlix, Inc 3,632,547
2,130 (a) Spotify Technology S.A. 1,032,858
TOTAL MEDIA & ENTERTAINMENT 27,665,082

SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.8%
1,960 AbbVie, Inc $ 426,281
5,320 Agilent Technologies, Inc 606,374
10,560 (a) BioMarin Pharmaceutical, Inc 596,534
2,380 Bristol-Myers Squibb Co 144,347
340 Danaher Corp 64,464
4,150 Eli Lilly & Co 3,817,046
30,180 (a) Exelixis, Inc 1,294,420
8,970 Gilead Sciences, Inc 1,250,149
20,139 Johnson & Johnson 4,922,777
29,401 Merck & Co, Inc 3,536,646
460 (a) Vertex Pharmaceuticals, Inc 205,408
102,800 Viatris, Inc 1,388,828
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 18,253,274
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.5%
4,790 (a) Jones Lang LaSalle, Inc 1,457,693
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 1,457,693
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 15.4%
1,380 (a) Advanced Micro Devices, Inc 280,733
6,280 Applied Materials, Inc 2,146,441
26,980 Broadcom, Inc 8,350,580
10,910 Lam Research Corp 2,331,031
9,560 Micron Technology, Inc 3,229,750
126,990 (b) NVIDIA Corp 22,147,056
15,060 QUALCOMM, Inc 1,939,427
13,460 Skyworks Solutions, Inc 720,783
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 41,145,801
SOFTWARE & SERVICES - 8.9%
7,460 (a) Adobe, Inc 1,813,377
3,850 (a) Appfolio, Inc, Class A 607,607
19,710 (a) Docusign, Inc 934,451
27,220 (a) Dropbox, Inc, Class A 618,438
860 (a) HubSpot, Inc 209,926
40,205 Microsoft Corp 14,882,685
1,880 (a) Palantir Technologies, Inc, Class A 275,006
18,490 (a) ServiceNow, Inc 1,933,130
6,920 VeriSign, Inc 1,718,651
10,680 (a) Zoom Communications, Inc 858,565
TOTAL SOFTWARE & SERVICES 23,851,836
TECHNOLOGY HARDWARE & EQUIPMENT - 9.4%
77,608 (b) Apple, Inc 19,696,134
3,250 (a) Arista Networks, Inc 399,035
50 Cisco Systems, Inc 3,879
1,130 (a) F5, Inc 326,943
44,310 (c) Ingram Micro Holding Corp 1,032,866
220 Jabil, Inc 58,439
2,020 (a) Keysight Technologies, Inc 570,387
840 Motorola Solutions, Inc 364,535
840 (a) SanDisk Corp 533,686
250 Seagate Technology Holdings plc 97,940
9,110 TD SYNNEX Corp 1,536,948
2,890 TE Connectivity plc 604,068
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 25,224,860
TELECOMMUNICATION SERVICES - 0.3%
3,660 T-Mobile US, Inc 768,710
TOTAL TELECOMMUNICATION SERVICES 768,710
UTILITIES - 2.4%
7,700 American Electric Power Co, Inc 1,009,316
25,340 Dominion Energy, Inc 1,566,519
30,290 OGE Energy Corp 1,452,708
18,530 Sempra 1,800,560

Portfolio of Investments March 31, 2026
(continued)
JCE

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
Investments in Derivatives
SHARES DESCRIPTION VALUE
UTILITIES (continued)
6,180 Southern Co $ 596,494
TOTAL UTILITIES 6,425,597
TOTAL COMMON STOCKS
(Cost $183,666,175) 263,955,524
SHARES DESCRIPTION VALUE
3,958,452 EXCHANGE-TRADED FUNDS - 1 .4% 3,958,452
6,060 iShares Core S&P 500 ETF 3,958,452
TOTAL EXCHANGE-TRADED FUNDS
(Cost $3,040,462) 3,958,452
TOTAL LONG-TERM INVESTMENTS
(Cost $186,706,637) 267,913,976
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.4%
1,009,896 (d) State Street Navigator Securities Lending Government Money
Market Portfolio
3 .680% (e) 1,009,896
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $1,009,896) 1,009,896
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  2.3%
6,118,678 REPURCHASE AGREEMENTS - 2 .3% 6,118,678
$ 6,118,678 (f) Fixed Income Clearing Corporation 1 .060 04/01/26 6,118,678
TOTAL REPURCHASE AGREEMENTS
(Cost $6,118,678) 6,118,678
TOTAL SHORT-TERM INVESTMENTS
(Cost $6,118,678) 6,118,678
TOTAL INVESTMENTS - 102 .6%
(Cost $ 193,835,211 ) 275,042,550
OTHER ASSETS & LIABILITIES, NET -  (2.6)% (7,019,834)
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 268,022,716
ETF Exchange-Traded Fund
S&P Standard & Poor's
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(c) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the fiscal period was $1,022,516.
(d) Investments made with cash collateral received from securities on loan.
(e) The rate shown is the one-day yield as of the end of the reporting period.
(f) Agreement with Fixed Income Clearing Corporation, 1.060% dated 3/31/26 to be repurchased at $6,118,858 on 4/1/26, collateralized by Government Agency Securities, with coupon rate 3.375% and maturity date 11/30/27, valued at $6,241,242.
Options Written
Type Description (a)
Number of
Contracts
Notional
Amount (b)
Exercise
Price Expiration Date Value
Call S&P 500 Index (30) $ (21,300,000) $ 7,100 4/17/26 $ (2,175)
Call S&P 500 Index (25) (17,500,000) 7,000 4/30/26 (14,375)
Call S&P 500 Index (48) (33,600,000) 7,000 5/15/26 (78,240)
Call S&P 500 Index (25) (17,500,000) 7,000 5/15/26 (71,500)
Call S&P 500 Index (25) (17,625,000) 7,050 5/15/26 (26,875)
Call S&P 500 Index (38) (26,980,000) 7,100 5/15/26 (26,600)
Total Options Written (premiums received $388,413) (191) $(134,505,000) $(219,765)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
(a) Exchange-traded, unless otherwise noted.
(b) For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.
JCE
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 263,955,524 $ – $ – $ 263,955,524
Exchange-Traded Funds 3,958,452 – – 3,958,452
Investments Purchased with Collateral from Securities
Lending 1,009,896 – – 1,009,896
Short-Term Investments:
Repurchase Agreements – 6,118,678 – 6,118,678
Investments in Derivatives:
Options Written (219,765) – – (219,765)
Total $ 268,704,107 $ 6,118,678 $ – $ 274,822,785